Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information
A) Results of Operations – Segment and Operational Information

	Upstream
For the years ended December 31,	Oil Sands			Conventional			Offshore			Total
	2022	2021 (1)	2020	2022	2021	2020	2022	2021	2020	2022	2021 (1)	2020
Revenues
Gross Sales	34,775	22,827	8,804	4,332	3,235	904	2,020	1,782	—	41,127	27,844	9,708
Less: Royalties	4,493	2,196	331	298	150	40	77	108	—	4,868	2,454	371
	30,282	20,631	8,473	4,034	3,085	864	1,943	1,674	—	36,259	25,390	9,337
Expenses
Purchased Product	4,810	2,404	1,262	2,023	1,655	268	—	—	—	6,833	4,059	1,530
Transportation and Blending	12,036	8,625	4,683	143	74	81	15	15	—	12,194	8,714	4,764
Operating	2,930	2,451	1,156	541	551	320	318	239	—	3,789	3,241	1,476
Realized (Gain) Loss on Risk Management	1,527	786	268	92	2	—	—	—	—	1,619	788	268
Operating Margin	8,979	6,365	1,104	1,235	803	195	1,610	1,420	—	11,824	8,588	1,299
Unrealized (Gain) Loss on Risk Management	(68)	18	57	13	1	—	—	—	—	(55)	19	57
Depreciation, Depletion and Amortization	2,763	2,666	1,687	370	3	880	585	492	—	3,718	3,161	2,567
Exploration Expense	9	16	9	1	(3)	82	91	5	—	101	18	91
(Income) Loss From Equity- Accounted Affiliates	8	(5)	—	—	—	—	(23)	(47)	—	(15)	(52)	—
Segment Income (Loss)	6,267	3,670	(649)	851	802	(767)	957	970	—	8,075	5,442	(1,416)
(1)Prior period results have been adjusted to more appropriately reflect the cost of blending (see Note 3X).

	Downstream
	Canadian Manufacturing			U.S. Manufacturing			Total
For the years ended December 31,	2022	2021 (1)	2020	2022	2021	2020	2022	2021 (1)	2020
Revenues
Gross Sales	7,792	6,215	82	30,310	20,043	4,733	38,102	26,258	4,815
Less: Royalties	—	—	—	—	—	—	—	—	—
	7,792	6,215	82	30,310	20,043	4,733	38,102	26,258	4,815
Expenses
Purchased Product	6,389	5,156	—	26,112	17,955	4,429	32,501	23,111	4,429
Transportation and Blending	—	—	—	—	—	—	—	—	—
Operating	704	486	37	2,346	1,772	748	3,050	2,258	785
Realized (Gain) Loss on Risk Management	—	—	—	112	104	(21)	112	104	(21)
Operating Margin	699	573	45	1,740	212	(423)	2,439	785	(378)
Unrealized (Gain) Loss on Risk Management	—	—	—	18	1	(1)	18	1	(1)
Depreciation, Depletion and Amortization	208	226	8	640	2,381	728	848	2,607	736
Exploration Expense	—	—	—	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—		—	—	—
Segment Income (Loss)	491	347	37	1,082	(2,170)	(1,150)	1,573	(1,823)	(1,113)
(1)Prior period results have been re-presented. In September 2022, the Company divested the majority of the retail fuels business. The Retail segment has been aggregated with the Canadian Manufacturing segment (see Note 3X).

	Corporate and Eliminations			Consolidated
For the years ended December 31,	2022	2021 (1) (2)	2020	2022	2021 (1) (2)	2020
Revenues
Gross Sales	(7,464)	(5,291)	(609)	71,765	48,811	13,914
Less: Royalties	—	—	—	4,868	2,454	371
	(7,464)	(5,291)	(609)	66,897	46,357	13,543
Expenses
Purchased Product	(5,533)	(3,844)	(278)	33,801	23,326	5,681
Transportation and Blending	(664)	(676)	(36)	11,530	8,038	4,728
Operating	(1,270)	(783)	(306)	5,569	4,716	1,955
Realized (Gain) Loss on Risk Management	31	101	5	1,762	993	252
Unrealized (Gain) Loss on Risk Management	(89)	(18)	—	(126)	2	56
Depreciation, Depletion and Amortization	113	118	161	4,679	5,886	3,464
Exploration Expense	—	—	—	101	18	91
(Income) Loss From Equity-Accounted Affiliates	—	(5)	—	(15)	(57)	—
Segment Income (Loss)	(52)	(184)	(155)	9,596	3,435	(2,684)
General and Administrative	865	849	292	865	849	292
Finance Costs	820	1,082	536	820	1,082	536
Interest Income	(81)	(23)	(9)	(81)	(23)	(9)
Integration and Transaction Costs	106	349	29	106	349	29
Foreign Exchange (Gain) Loss, Net	343	(174)	(181)	343	(174)	(181)
Revaluation (Gains)	(549)	—	—	(549)	—	—
Re-measurement of Contingent Payment	162	575	(80)	162	575	(80)
(Gain) Loss on Divestiture of Assets	(269)	(229)	(81)	(269)	(229)	(81)
Other (Income) Loss, Net	(532)	(309)	40	(532)	(309)	40
	865	2,120	546	865	2,120	546
Earnings (Loss) Before Income Tax				8,731	1,315	(3,230)
Income Tax Expense (Recovery)				2,281	728	(851)
Net Earnings (Loss)				6,450	587	(2,379)
(1)Prior period results have been adjusted to more appropriately reflect the cost of blending (see Note 3X).
(2)Prior period results have been re-presented. In September 2022, the Company divested the majority of the retail fuels business. The Retail segment has been aggregated with the Canadian Manufacturing segment (see Note 3X).

Schedule of Revenues by Product
B) Revenues by Product

For the years ended December 31,	2022	2021	2020
Upstream
Crude Oil (1)	29,834	19,877	8,017
NGLs (1)	2,346	1,983	727
Natural Gas	3,690	3,032	535
Other	389	498	58
Downstream
Canadian Manufacturing
Synthetic Crude Oil	2,360	1,951	—
Asphalt	620	477	—
Other Products and Services (2)	4,812	3,787	82
U.S. Manufacturing
Gasoline	14,116	10,111	2,352
Diesel and Distillate	11,453	6,429	1,569
Other Products	4,741	3,503	812
Corporate and Eliminations (2)	(7,464)	(5,291)	(609)
Consolidated	66,897	46,357	13,543
(1)Prior period results have been re-presented. Third-party condensate sales previously included in crude oil have been aggregated with NGLs.
(2)Prior period results have been re-presented. The Retail segment has been aggregated with the Canadian Manufacturing segment (see Note 3X).

Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2022	2021	2020
Canada	33,222	23,768	8,715
United States	32,313	21,326	4,828
China	1,362	1,263	—
Consolidated	66,897	46,357	13,543
(1)Revenues by country are classified based on where the operations are located.

	Non-Current Assets (1)
As at December 31,	2022	2021 (2)
Canada	35,194	33,981
United States	4,824	4,093
China	2,064	2,583
Indonesia	365	311
Consolidated	42,447	40,968
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
(2)Canada excludes assets held for sale of $1.3 billion that were divested in 2022.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2022	2021	2022	2021	2022	2021
Oil Sands	674	653	24,657	22,535	638	754
Conventional	6	6	2,020	2,174	2	2
Offshore	5	61	2,549	2,822	152	160
Canadian Manufacturing (1)	—	—	2,466	2,558	252	388
U.S. Manufacturing	—	—	4,482	3,745	329	252
Corporate and Eliminations	—	—	325	391	472	454
Consolidated	685	720	36,499	34,225	1,845	2,010

	Goodwill		Total Assets
As at December 31,	2022	2021	2022	2021 (2)
Oil Sands	2,923	3,473	32,248	31,070
Conventional	—	—	2,410	3,026
Offshore	—	—	3,339	3,597
Canadian Manufacturing (1)	—	—	3,172	3,884
U.S. Manufacturing (3)	—	—	8,324	7,509
Corporate and Eliminations (3)	—	—	6,376	5,018
Consolidated	2,923	3,473	55,869	54,104
(1)Prior period results have been re-presented. PP&E, ROU assets and total assets from the remaining commercial fuels business and the historic retail fuels business have been aggregated with the Canadian Manufacturing segment.
(2)Total assets include assets held for sale $1.3 billion that were divested in 2022.
(3)Prior period results were re-presented to move income tax receivable and deferred income tax assets from the U.S. Manufacturing segment to the Corporate and Eliminations segment.
Schedule of Capital Expenditures
E) Capital Expenditures (1)

For the years ended December 31,	2022	2021	2020
Capital Investment
Oil Sands	1,792	1,019	427
Conventional	344	222	78
Offshore
Asia Pacific	8	21	—
Atlantic	302	154	—
Total Upstream	2,446	1,416	505

Canadian Manufacturing (2)	117	68	33
U.S. Manufacturing	1,059	995	243
Total Downstream	1,176	1,063	276

Corporate and Eliminations	86	84	60
	3,708	2,563	841
Acquisitions (Note 5)
Oil Sands (3)	1,609	5,005	6
Conventional	12	551	12
Offshore (4)	—	3,129	—
Canadian Manufacturing (2)	—	2,973	—
U.S. Manufacturing	—	1,618	—
Corporate and Eliminations	—	156	—
	1,621	13,432	18

Total Capital Expenditures	5,329	15,995	859
(1)Includes expenditures on PP&E, E&E assets and capitalized interest.
(2)Prior period results have been re-presented. The Retail segment has been aggregated with the Canadian Manufacturing segment (see Note 3X).
(3)Cenovus was deemed to have disposed of its pre-existing interest in Sunrise Oil Sands Partnership (“SOSP”) and reacquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”). The acquisition capital above does not include the fair value of the pre-existing interest in SOSP of $1.6 billion.
(4)Excludes capital expenditures related to the HCML joint venture, which are accounted for using the equity method.